Net finance expense - Finance income and expenses not at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Total interest income on financial assets	$ 46,368	$ 7,063	$ 1,896
Total interest expense on financial liabilities	(132,268)	(85,418)	(57,961)
Interest leasing	(631)	(1,237)	(2,378)
Other financial charges	$ (13,513)	$ (5,930)	$ (14,265)